United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2012

Date of Reporting Period: Six months ended 06/30/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2012

Ticker	FCSPX

Federated Corporate Bond Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At June 30, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	92.4%
Foreign Government Debt Securities	5.5%
Municipal Security	0.4%
Derivative Contracts[2,3]	(0.0)%
Cash Equivalents[4]	0.4%
Other Assets and Liabilities — Net[5]	1.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Represents less than 0.1%.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments

June 30, 2012 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 92.4%
		Basic Industry - Chemicals – 3.3%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	16,320
525,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	699,629
250,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	285,936
120,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	123,581
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	93,396
160,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	183,503
		TOTAL	1,402,365
		Basic Industry - Metals & Mining – 6.8%
250,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	273,285
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	140,231
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	199,860
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	229,861
85,000		ArcelorMittal, Sr. Unsecd. Note, 4.50%, 2/25/2017	83,821
600,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	576,482
310,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	290,546
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	156,941
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	135,395
250,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	238,769
200,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	208,120
250,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	267,547
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	110,300
		TOTAL	2,911,158
		Basic Industry - Paper – 1.6%
245,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	313,268
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	145,824
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	118,433
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	112,105
		TOTAL	689,630
		Capital Goods - Aerospace & Defense – 0.4%
100,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	102,900
100,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	75,856
		TOTAL	178,756
		Capital Goods - Building Materials – 0.8%
60,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	61,922
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	33,170
200,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	235,200
		TOTAL	330,292
		Capital Goods - Construction Machinery – 0.3%
120,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	130,568
		Capital Goods - Diversified Manufacturing – 0.9%
200,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	207,959
50,000		Textron Financial Corp., 5.40%, 4/28/2013	51,372
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	108,120
		TOTAL	367,451
		Capital Goods - Packaging – 0.8%
65,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	65,394
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
$40,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	41,170
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	250,560
		TOTAL	357,124
		Communications - Media & Cable – 3.5%
225,000		Comcast Corp., 7.05%, 3/15/2033	285,287
50,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	50,129
245,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	281,856
40,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	43,747
90,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	110,201
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	549,856
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	66,602
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	117,682
		TOTAL	1,505,360
		Communications - Media Noncable – 3.0%
100,000		Grupo Televisa S.A., 6.625%, 3/18/2025	123,566
290,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	329,150
70,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	71,265
100,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	111,379
350,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	406,074
155,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	157,950
100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	106,306
		TOTAL	1,305,690
		Communications - Telecom Wireless – 0.4%
180,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	181,007
		Communications - Telecom Wirelines – 4.0%
300,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	310,079
250,000		CenturyLink, Inc., Sr. Unsecd. Note, 6.45%, 6/15/2021	260,762
485,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	472,560
100,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	123,548
325,000		Telecom Italia Capital SA, Company Guarantee, 6.00%, 9/30/2034	251,063
325,000		Telefonica Emisiones S.A.U., Company Guarantee, 5.462%, 2/16/2021	283,662
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	35,099
		TOTAL	1,736,773
		Consumer Cyclical - Automotive – 1.9%
50,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	64,095
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	199,216
270,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	274,337
170,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	185,079
100,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	99,699
		TOTAL	822,426
		Consumer Cyclical - Entertainment – 1.5%
250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	306,911
200,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	233,982
95,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	98,504
		TOTAL	639,397
		Consumer Cyclical - Lodging – 2.0%
250,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	258,112
310,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	314,067
280,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	282,704
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
$20,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	21,829
1,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,114
		TOTAL	877,826
		Consumer Cyclical - Retailers – 0.4%
80,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	83,995
60,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	64,655
		TOTAL	148,650
		Consumer Non-Cyclical - Food/Beverage – 2.8%
80,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	88,364
100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	106,704
120,000		Kellogg Co., 1.75%, 5/17/2017	120,189
300,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	387,277
180,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 4.25%, 7/15/2022	185,110
150,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	169,752
60,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	62,013
65,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	67,275
		TOTAL	1,186,684
		Consumer Non-Cyclical - Health Care – 0.1%
35,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	41,363
		Consumer Non-Cyclical - Pharmaceuticals – 0.1%
40,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	40,724
		Consumer Non-Cyclical - Tobacco – 1.6%
415,000		Altria Group, Inc., 9.25%, 8/6/2019	577,677
100,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	108,948
		TOTAL	686,625
		Energy - Independent – 5.3%
50,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	50,585
50,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.50%, 6/2/2041	58,625
850,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	921,188
590,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	669,650
240,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	278,760
100,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	100,472
175,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	180,662
35,773	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	37,404
		TOTAL	2,297,346
		Energy - Integrated – 3.0%
100,000		Hess Corp., 7.00%, 2/15/2014	109,418
95,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	97,123
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	118,933
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	104,881
280,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	330,242
100,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	101,763
155,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.95%, 3/5/2015	156,231
265,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 4.30%, 4/1/2022	279,550
		TOTAL	1,298,141
		Energy - Oil Field Services – 1.8%
35,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	37,436
100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	130,066
90,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	97,966
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
$100,000		Noble Holding International Ltd., Sr. Unsecd. Note, 3.05%, 3/1/2016	103,625
50,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	51,309
150,000		Weatherford International Ltd., 7.00%, 3/15/2038	172,042
165,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	174,403
		TOTAL	766,847
		Energy - Refining – 1.2%
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	171,268
250,000		Valero Energy Corp., 9.375%, 3/15/2019	329,160
		TOTAL	500,428
		Financial Institution - Banking – 9.9%
200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	214,317
350,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	362,000
30,000		Capital One Capital IV, 6.745%, 2/17/2037	30,150
270,000		Capital One Capital V, 10.25%, 8/15/2039	276,750
150,000		Capital One Capital VI, 8.875%, 5/15/2040	153,330
240,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	263,785
350,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	367,410
270,000		City National Corp., Note, 5.25%, 9/15/2020	287,828
310,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	327,357
350,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	361,090
110,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	123,117
100,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	101,216
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	46,944
200,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	216,033
75,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	74,945
350,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	345,921
355,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	369,078
290,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	290,552
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	59,664
		TOTAL	4,271,487
		Financial Institution - Brokerage – 3.3%
190,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	190,224
10,000		Eaton Vance Corp., 6.50%, 10/2/2017	11,442
75,000	[1,2]	FMR LLC, Series 144A, 4.75%, 3/1/2013	76,728
150,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	161,138
250,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	252,652
200,000	[1,2]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 5/21/2019	202,647
500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	535,486
		TOTAL	1,430,317
		Financial Institution - Finance Noncaptive – 1.7%
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	94,375
70,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	70,400
480,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	487,584
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	69,784
		TOTAL	722,143
		Financial Institution - Insurance - Life – 5.1%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	80,481
100,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	103,753
425,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	481,995
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
$120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	123,903
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	124,157
110,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	130,336
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	226,811
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	140,250
50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	61,954
150,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	183,431
300,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.375%, 6/21/2020	332,736
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	215,515
		TOTAL	2,205,322
		Financial Institution - Insurance - P&C – 2.7%
450,000		CNA Financial Corp., 6.50%, 8/15/2016	507,019
50,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	55,108
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	59,272
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	81,281
60,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	60,534
20,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	19,930
125,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	132,044
195,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	258,330
		TOTAL	1,173,518
		Financial Institution - REITs – 3.9%
60,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	61,599
100,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	115,519
325,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	353,192
230,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	256,597
200,000		Liberty Property LP, 6.625%, 10/1/2017	231,887
200,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	239,723
210,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	225,133
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	127,115
70,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	74,336
		TOTAL	1,685,101
		Technology – 2.4%
100,000		BMC Software, Inc., 7.25%, 6/1/2018	120,640
50,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	50,174
320,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	382,284
130,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	150,391
75,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	80,450
170,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	172,189
60,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	62,422
		TOTAL	1,018,550
		Transportation - Airlines – 0.8%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	86,346
220,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	241,809
		TOTAL	328,155
		Transportation - Railroads – 0.5%
100,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	106,524
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	126,766
		TOTAL	233,290
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		Transportation - Services – 2.5%
$330,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	338,273
420,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	423,959
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	105,127
180,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 7.20%, 9/1/2015	206,252
		TOTAL	1,073,611
		Utility - Electric – 6.4%
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	269,243
75,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	85,182
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	121,277
50,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	68,095
100,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	98,380
160,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	167,373
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 6.25%, 10/1/2039	108,825
50,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	59,963
420,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	462,424
54,769	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	58,552
160,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	160,000
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	290,306
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	53,526
200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	216,015
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	37,785
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	91,648
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	262,204
100,000		Union Electric Co., 6.00%, 4/1/2018	118,976
		TOTAL	2,729,774
		Utility - Natural Gas Distributor – 0.6%
25,000		Atmos Energy Corp., 5.125%, 1/15/2013	25,569
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	44,749
90,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	97,342
75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	88,341
		TOTAL	256,001
		Utility - Natural Gas Pipelines – 5.1%
75,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	81,483
75,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	77,161
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	86,990
50,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	50,146
200,000		Enterprise Products Operating LLC, Company Guarantee, 5.25%, 1/31/2020	229,609
500,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.95%, 9/1/2022	508,004
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	345,698
370,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	423,866
240,000		Spectra Energy Capital LLC, Company Guarantee, 5.65%, 3/1/2020	273,083
120,000		Williams Partners LP, 5.25%, 3/15/2020	135,130
		TOTAL	2,211,170
		TOTAL CORPORATE BONDS (IDENTIFIED COST $37,081,918)	39,741,070
		MUNICIPAL BOND – 0.4%
		Municipal Services – 0.4%
180,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042 (IDENTIFIED COST $180,000)	179,055
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
		Foreign Governments/Agencies – 5.5%
		Sovereign – 5.5%
$600,000		Brazil, Government of, Sr. Unsecd. Note, 4.875%, 1/22/2021	693,900
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	235,600
250,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	280,750
300,000		Panama, Government of, Sr. Unsecd. Note, 5.20%, 1/30/2020	350,250
190,000		Peru, Government of, 6.55%, 3/14/2037	258,590
206,000		United Mexican States, 6.75%, 9/27/2034	281,190
210,000		United Mexican States, Note, 5.625%, 1/15/2017	244,388
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,064,911)	2,344,668
		MUTUAL FUND – 0.4%
170,129	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	170,129
		TOTAL INVESTMENTS — 98.7% (IDENTIFIED COST $39,496,958)[5]	42,434,922
		OTHER ASSETS AND LIABILITIES - NET — 1.3%[6]	567,633
		TOTAL NET ASSETS — 100%	$43,002,555

At June 30, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[7] U.S. Treasury Bond 30-Year Short Futures	20	$2,959,375	September 2012	$(5,514)
[7] U.S. Treasury Notes 5-Year Short Futures	5	$619,844	September 2012	$(636)
[7] U.S. Treasury Notes 10-Year Short Futures	25	$3,334,375	September 2012	$(14,900)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(21,050)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2012, these restricted securities amounted to $5,546,894, which represented 12.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2012, these liquid restricted securities amounted to $5,546,894, which represented 12.9% of total net assets.
3	Affiliated holding.
4	7-Day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

8

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$39,741,070	$ —	$39,741,070
Municipal Bond	—	179,055	—	179,055
Foreign Governments/Agencies	—	2,344,668	—	2,344,668
Mutual Fund	170,129	—	—	170,129
TOTAL SECURITIES	$170,129	$42,264,793	$ —	$42,434,922
OTHER FINANCIAL INSTRUMENTS*	$(21,050)	$ —	$ —	$(21,050)
*	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

GO	— General Obligation
MTN	— Medium Term Note
REIT(s)	— Real Estate Investment Trust(s)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
9

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2012	Year Ended December 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.73	$10.78	$10.37	$8.76	$10.21	$10.33
Income From Investment Operations:
Net investment income	0.27	0.57	0.57	0.59	0.58	0.62
Net realized and unrealized gain (loss) on investments and futures contracts	0.28	0.18	0.41	1.61	(1.44)	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	0.55	0.75	0.98	2.20	(0.86)	0.52
Less Distributions:
Distributions from net investment income	(0.27)	(0.57)	(0.57)	(0.59)	(0.58)	(0.62)
Distributions from net realized gain on investments and futures contracts	—	(0.23)	—	—	(0.01)	(0.02)
TOTAL DISTRIBUTIONS	(0.27)	(0.80)	(0.57)	(0.59)	(0.59)	(0.64)
Net Asset Value, End of Period	$11.01	$10.73	$10.78	$10.37	$8.76	$10.21
Total Return[1]	5.16%	7.12%	9.56%	25.84%	(8.75)%	5.22%
Ratios to Average Net Assets:
Net expenses[2]	0.00%[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.99%[3]	5.19%	5.28%	6.01%	6.03%	6.09%
Expense waiver/reimbursement[4]	0.73%[3]	0.80%	0.85%	1.68%	2.40%	4.89%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$43,003	$36,321	$46,004	$30,886	$12,525	$7,797
Portfolio turnover	14%	80%	31%	42%	89%	29%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

Assets:
Total investment in securities, at value including $170,129 of investment in an affiliated holding (Note 5) (identified cost $39,496,958)		$42,434,922
Restricted cash (Note 2)		86,750
Income receivable		629,923
Receivable for daily variation margin		52,227
TOTAL ASSETS		43,203,822
Liabilities:
Payable for shares redeemed	$175
Income distribution payable	176,173
Payable to adviser (Note 5)	1,342
Payable for Directors'/Trustees' fees	423
Payable for auditing fees	12,175
Payable for portfolio accounting fees	10,979
TOTAL LIABILITIES		201,267
Net assets for 3,905,964 shares outstanding		$43,002,555
Net Assets Consist of:
Paid-in capital		$39,939,821
Net unrealized appreciation of investments and futures contracts		2,916,914
Accumulated net realized gain on investments and futures contracts		142,095
Undistributed net investment income		3,725
TOTAL NET ASSETS		$43,002,555
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$43,002,555 ÷ 3,905,964 shares outstanding, no par value, unlimited shares authorized		$11.01

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
11

Statement of Operations

Six Months Ended June 30, 2012 (unaudited)

Investment Income:
Interest			$1,028,659
Dividends received from an affiliated holding (Note 5)			656
TOTAL INCOME			1,029,315
Expenses:
Administrative fee (Note 5)		$74,590
Custodian fees		4,670
Transfer and dividend disbursing agent fees and expenses		2,851
Directors'/Trustees' fees		1,167
Auditing fees		12,150
Legal fees		4,023
Portfolio accounting fees		32,605
Share registration costs		11,138
Printing and postage		4,630
Insurance premiums		1,791
Miscellaneous		1,607
TOTAL EXPENSES		151,222
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(12,226)
Reimbursement of other operating expenses	(138,996)
TOTAL WAIVER AND REIMBURSEMENT		(151,222)
Net expenses			—
Net investment income			1,029,315
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			373,503
Net realized loss on futures contracts			(204,749)
Net change in unrealized appreciation of investments			847,666
Net change in unrealized depreciation of futures contracts			13,441
Net realized and unrealized gain on investments and futures contracts			1,029,861
Change in net assets resulting from operations			$2,059,176

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2012	Year Ended 12/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,029,315	$2,226,630
Net realized gain on investments and futures contracts	168,754	823,322
Net change in unrealized appreciation/depreciation of investments and futures contracts	861,107	(11,259)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,059,176	3,038,693
Distributions to Shareholders:
Distributions from net investment income	(1,028,643)	(2,226,103)
Distributions from net realized gain on investments and futures contracts	—	(788,367)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,028,643)	(3,014,470)
Share Transactions:
Proceeds from sale of shares	9,464,094	17,427,295
Net asset value of shares issued to shareholders in payment of distributions declared	1,031	76,117
Cost of shares redeemed	(3,813,897)	(27,210,376)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,651,228	(9,706,964)
Change in net assets	6,681,761	(9,682,741)
Net Assets:
Beginning of period	36,320,794	46,003,535
End of period (including undistributed net investment income of $3,725 and $3,053, respectively)	$43,002,555	$36,320,794

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
13

Notes to Financial Statements

June 30, 2012 (unaudited)

1. ORGANIZATION

Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Corporate Bond Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
Semi-Annual Shareholder Report
14

  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of short futures contracts held by the Fund throughout the period was $5,040,977. This is based on amounts held as of each month-end throughout the six-month period.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in Semi-Annual Shareholder Report

15

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(21,050)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(204,749)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$13,441

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2012	Year Ended 12/31/2011
Shares sold	868,963	1,593,526
Shares issued to shareholders in payment of distributions declared	94	7,140
Shares redeemed	(348,774)	(2,481,311)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	520,283	(880,645)

4. FEDERAL TAX INFORMATION

At June 30, 2012, the cost of investments for federal tax purposes was $39,496,958. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $2,937,964. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,137,352 and net unrealized depreciation from investments for those securities having an excess of cost over value of $199,388.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; (2) in certain other separately managed accounts and discretionary investment accounts; or (3) to the extent permitted under applicable law, other Federated funds. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the six months ended June 30, 2012, the Adviser reimbursed $138,996 of other operating expenses.

Semi-Annual Shareholder Report

16

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2012, FAS waived $12,226 of its fee. The net fee paid to FAS was 0.302% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. For the six months ended June 30, 2012, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended June 30, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2011	480,533
Purchases/Additions	9,970,507
Sales/Reductions	10,280,911
Balance of Shares Held 6/30/2012	170,129
Value	$170,129
Dividend Income	$656

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2012, were as follows:

Purchases	$10,532,861
Sales	$4,314,982

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the program was not utilized.

9. subsequent events

On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Semi-Annual Shareholder Report
17

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/31/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,051.60	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.86	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). Federated Investment Management Company has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
Semi-Annual Shareholder Report
18

Evaluation and Approval of Advisory Contract – May 2012

Federated Corporate Bond Strategy Portfolio (the “Fund”)

Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year period. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including Semi-Annual Shareholder Report

19

communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

The Fund's performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.

The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund underperformed its benchmark index for the one-year, three-year and five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Semi-Annual Shareholder Report
20

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Semi-Annual Shareholder Report
21

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
22

Federated Corporate Bond Strategy Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31421P100

35282 (8/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2012

Ticker	FHYSX

Federated High-Yield Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured May Lose Value No Bank Guarantee

Federated High-Yield Strategy Portfolio

Portfolio of Investments Summary Table (unaudited)

At June 30, 2012, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets[2]
Technology	13.6%
Health Care	9.2%
Energy	8.0%
Automotive	7.2%
Media – Non-cable	6.7%
Financial Institutions	5.3%
Gaming	4.6%
Retailers	4.4%
Food & Beverage	4.2%
Packaging	4.2%
Consumer Products	3.9%
Industrial — Other	3.9%
Chemicals	3.5%
Wireless Communications	3.1%
Building Materials	2.9%
Other[3]	13.6%
Cash Equivalents[4]	1.2%
Other Assets and Liabilities — Net[5]	0.5%
TOTAL	100.0%
1	Barclays Capital changed the name of the Index from “Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index” to “Barclays U.S. Corporate High Yield 2% Issuer Capped Index” (BHY2%ICI). Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and subclassifications of the BHY2%ICI. Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

June 30, 2012 (unaudited)

Shares			Value
		MUTUAL FUND – 100.4%
1,611,863	[1]	High Yield Bond Portfolio	10,557,703
		TOTAL INVESTMENTS — 100.4% (IDENTIFIED COST $10,544,696)[2]	10,557,703
		OTHER ASSETS AND LIABILITIES - NET — (0.4)%[3]	(41,189)
		TOTAL NET ASSETS — 100%	$10,516,514
1	Due to this affiliated holding representing greater than 75% of the Fund's total net assets, a copy of the affiliated holding's most recent Annual Report is included with this Report.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value. High Yield Bond Portfolio (HYCORE) is an affiliated holding offered only to registered investment companies and other accredited investors.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2012	Year Ended December 31,			Period Ended 12/31/2008[1]
		2011	2010	2009
Net Asset Value, Beginning of Period	$13.32	$13.79	$14.18	$10.41	$10.00
Income From Investment Operations:
Net investment income	0.61	1.22	1.40	1.27	0.03
Net realized and unrealized gain (loss) on investments	0.42	(0.41)	0.62	3.92	0.41
TOTAL FROM INVESTMENT OPERATIONS	1.03	0.81	2.02	5.19	0.44
Less Distributions:
Distributions from net investment income	(0.61)	(1.22)	(1.40)	(1.27)	(0.03)
Distributions from net realized gain on investments	—	(0.06)	(1.01)	(0.15)	—
TOTAL DISTRIBUTIONS	(0.61)	(1.28)	(2.41)	(1.42)	(0.03)
Net Asset Value, End of Period	$13.74	$13.32	$13.79	$14.18	$10.41
Total Return[2]	7.85%	6.09%	15.07%	52.35%	4.38%
Ratios to Average Net Assets:
Net expenses[3]	0.00%[4]	0.00%	0.00%	0.00%	0.00%[4]
Net investment income	9.06%[4]	8.98%	9.68%	9.42%	16.78%[4]
Expense waiver/reimbursement[5]	2.71%[4]	3.07%	2.92%	7.69%	932.30%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,517	$8,900	$9,720	$9,156	$435
Portfolio turnover	17%	82%	125%	40%	0%
1	Reflects operations for the period from December 24, 2008 (date of initial investment) to December 31, 2008.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

Assets:
Total investment in an affiliated holding (Note 5) (identified cost $10,544,696)		$10,557,703
Receivable for investments sold		115,000
TOTAL ASSETS		10,672,703
Liabilities:
Bank overdraft	$30,467
Income distribution payable	89,529
Payable to adviser (Note 5)	9,721
Payable for Directors'/Trustees' fees	409
Payable for auditing fees	12,175
Payable for portfolio accounting fees	6,858
Accrued expenses	7,030
TOTAL LIABILITIES		156,189
Net assets for 765,523 shares outstanding		$10,516,514
Net Assets Consist of:
Paid-in capital		$10,536,366
Net unrealized appreciation of investments		13,007
Accumulated net realized loss on investments		(32,966)
Undistributed net investment income		107
TOTAL NET ASSETS		$10,516,514
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$10,516,514 ÷ 765,523 shares outstanding, no par value, unlimited shares authorized		$13.74

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended June 30, 2012 (unaudited)

Investment Income:
Dividends received from an affiliated holding (Note 5)			$450,853
Expenses:
Administrative fee (Note 5)		$74,590
Custodian fees		1,397
Transfer and dividend disbursing agent fees and expenses		1,334
Directors'/Trustees' fees		1,010
Auditing fees		12,150
Legal fees		4,022
Portfolio accounting fees		20,941
Share registration costs		10,118
Printing and postage		7,337
Insurance premiums		1,766
Miscellaneous		482
TOTAL EXPENSES		135,147
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(12,383)
Reimbursement of other operating expenses	(122,764)
TOTAL WAIVER AND REIMBURSEMENT		(135,147)
Net expenses			—
Net investment income			450,853
Realized and Unrealized Gain on Investments:
Net realized gain on sales of investments in an affiliated holding (Note 5)			60,115
Net change in unrealized depreciation of investments			238,555
Net realized and unrealized gain on investments			298,670
Change in net assets resulting from operations			$749,523

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2012	Year Ended 12/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$450,853	$841,149
Net realized gain (loss) on investments	60,115	(93,081)
Net change in unrealized appreciation/depreciation of investments	238,555	(344,031)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	749,523	404,037
Distributions to Shareholders:
Distributions from net investment income	(450,746)	(841,149)
Distributions from net realized gain on investments	—	(43,729)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(450,746)	(884,878)
Share Transactions:
Proceeds from sale of shares	2,524,477	6,346,928
Cost of shares redeemed	(1,207,119)	(6,686,118)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,317,358	(339,190)
Change in net assets	1,616,135	(820,031)
Net Assets:
Beginning of period	8,900,379	9,720,410
End of period (including undistributed net investment income of $107 and $0, respectively)	$10,516,514	$8,900,379

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

June 30, 2012 (unaudited)

1. ORGANIZATION

Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated High-Yield Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
Semi-Annual Shareholder Report

  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2012	Year Ended 12/31/2011
Shares sold	185,346	467,532
Shares redeemed	(88,173)	(504,077)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	97,173	(36,545)

4. FEDERAL TAX INFORMATION

At June 30, 2012, the cost of investments for federal tax purposes was $10,544,696. The net unrealized appreciation of investments for federal tax purposes was $13,007. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,007.

Semi-Annual Shareholder Report

At December 31, 2011, the Fund had a capital loss carryforward of $88,426 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
No Expiration	$81,432	$6,994	$88,426

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the six months ended June 30, 2012, the Adviser reimbursed $122,764 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2012, FAS waived $12,383 of its fee. The net fee paid to FAS was 1.250% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. For the six months ended June 30, 2012, the Adviser reimbursed the Fund for any fee paid to FAS.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended June 30, 2012, were as follows:

High Yield Bond Portfolio
Balance of Shares Held 12/31/2011	1,410,233
Purchases/Additions	461,675
Sales/Reductions	260,045
Balance of Shares Held 6/30/2012	1,611,863
Value	$10,557,703
Dividend Income	$450,853

The Fund invests in High Yield Bond Portfolio (“HYCORE”), a portfolio of Federated Core Trust (“Core Trust”) which is managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of HYCORE is to seek high current income. Federated receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of HYCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of HYCORE. The financial statements of HYCORE are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 100.4% of its net assets at June 30, 2012. The financial statements of HYCORE should be read in conjunction with the Fund's financial statements. The valuation of securities held by HYCORE is discussed in the notes to its financial statements.

Semi-Annual Shareholder Report

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2012, were as follows:

Purchases	$2,977,075
Sales	$1,697,500

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012,the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the program was not utilized.

9. SUBSEQUENT eVENTS

On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,078.50	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.86	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
Semi-Annual Shareholder Report

High Yield Bond Portfolio

Portfolio of Investments Summary Table (unaudited) – High Yield Bond Portfolio

At June 30, 2012, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets
Technology	13.5%
Health Care	9.1%
Energy	8.0%
Automotive	7.2%
Media — Non-Cable	6.7%
Financial Institutions	5.3%
Gaming	4.6%
Retailers	4.4%
Food & Beverage	4.2%
Packaging	4.2%
Industrial — Other	3.9%
Consumer Products	3.8%
Chemicals	3.5%
Wireless Communications	3.0%
Building Materials	2.9%
Other[2]	13.6%
Cash Equivalents[3]	1.2%
Other Assets and Liabilities — Net[4]	0.9%
TOTAL	100.0%
1	Barclays Capital changed the name of the Index from “Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index” to “Barclays U.S. Corporate High Yield 2% Issuer Capped Index” (BHY2%ICI). Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's adviser.
2	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments – High Yield Bond Portfolio

June 30, 2012 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 97.6%
		Aerospace/Defense – 1.2%
$3,025,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	2,677,125
1,950,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	2,057,250
5,688,614	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	6,058,374
2,975,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	3,153,500
10,675,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	11,769,187
		TOTAL	25,715,436
		Automotive – 7.1%
5,625,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	5,702,344
1,911,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	2,075,824
3,400,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	3,561,500
6,875,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	7,304,687
2,325,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	2,481,938
3,650,000		Chrysler Group LLC, Note, Series WI, 8.00%, 6/15/2019	3,768,625
6,525,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	6,737,062
3,950,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	4,280,813
9,500,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	7,540,625
2,000,000		Ford Motor Credit Co., 2.75%, 5/15/2015	2,017,884
1,775,000		Ford Motor Credit Co., 4.25%, 2/3/2017	1,863,313
2,450,000		Ford Motor Credit Co., 5.875%, 8/2/2021	2,732,451
1,425,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	1,430,724
2,900,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	3,230,249
2,625,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	2,913,464
2,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	2,318,751
1,125,000		Ford Motor Credit Co., Sr. Unsecd. Note, 5.00%, 5/15/2018	1,198,037
5,600,000		Ford Motor Credit Co., Sr. Unsecd. Note, 6.625%, 8/15/2017	6,379,654
6,600,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	7,825,673
3,800,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	4,658,348
3,275,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	3,422,375
8,375,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	7,684,062
700,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 7.75%, 5/15/2018	724,500
8,700,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	9,026,250
958,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	923,273
7,175,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	6,636,875
1,725,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	1,806,938
8,075,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	8,660,437
4,875,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	5,027,344
4,350,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	4,719,750
425,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	463,250
5,574,000		Tomkins LLC/Tomkins Inc., Term Loan - 2nd Lien, 9.00%, 10/1/2018	6,228,945
4,525,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	4,819,125
10,075,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	10,188,344
		TOTAL	150,353,434
		Building Materials – 2.9%
3,975,000		Anixter International, Inc., 5.625%, 5/1/2019	4,124,062
3,125,000		Associated Materials, Inc., Sr. Secd. Note, 9.125%, 11/1/2017	2,804,688
1,875,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	2,010,938
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,525,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	1,662,250
4,000,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	4,180,000
7,250,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	7,503,750
8,625,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	8,581,875
3,725,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	3,929,875
6,950,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	6,828,375
8,325,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	8,200,125
7,425,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	7,508,531
3,525,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	3,701,250
		TOTAL	61,035,719
		Chemicals – 3.5%
5,750,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	6,188,437
11,175,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	10,951,500
6,125,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	6,278,125
3,900,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	3,383,250
6,250,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	6,265,625
1,925,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	2,180,063
3,300,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,720,750
2,550,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	2,760,375
5,175,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 10.00%, 10/15/2020	5,213,812
4,925,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	3,755,313
6,825,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	6,876,187
4,656,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	4,970,280
6,750,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	7,602,187
1,375,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	1,612,188
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,362,796
		TOTAL	73,120,888
		Construction Machinery – 0.7%
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,070,000
3,625,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	4,096,250
650,000	[1,2]	United Rentals, Inc., Sr. Secd. Note, Series 144A, 5.75%, 7/15/2018	677,625
7,300,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	7,719,750
925,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.375%, 5/15/2020	968,937
1,175,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 4/15/2022	1,233,750
		TOTAL	15,766,312
		Consumer Products – 3.8%
5,675,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	5,930,375
8,000,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	9,000,000
1,125,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	1,231,875
5,700,000	[1,2]	Libbey Glass, Inc., Sr. Secd. Note, Series 144A, 6.875%, 5/15/2020	5,885,250
4,050,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	4,455,000
2,025,000	[1,2]	Prestige Brands Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 2/1/2020	2,232,563
1,884,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	2,048,869
11,425,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	11,310,750
2,400,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	2,250,000
1,300,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	1,085,500
6,375,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	6,972,656
8,075,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	8,377,893
350,000	[1,2]	Spectrum Brands Holdings, Inc., 9.50%, 6/15/2018	397,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$5,625,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 6.75%, 3/15/2020	5,828,906
950,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	1,078,250
12,900,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	12,867,750
		TOTAL	80,952,887
		Energy – 8.0%
5,300,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	2,491,000
6,050,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	6,004,625
1,675,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	1,616,375
4,075,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	4,217,625
950,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	997,500
4,700,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	5,264,000
6,125,000		Chaparral Energy Inc., Company Guarantee, 9.875%, 10/1/2020	6,837,031
1,825,000	[1,2]	Chaparral Energy Inc., Series 144A, 7.625%, 11/15/2022	1,870,625
1,300,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,287,000
4,375,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 8/15/2018	4,375,000
3,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	3,258,625
5,175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	5,052,094
3,800,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	3,743,000
2,575,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	2,330,375
1,750,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	1,920,625
1,925,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	1,934,625
5,825,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	6,032,516
4,850,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	4,486,250
2,975,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	2,937,812
3,525,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	3,789,375
4,975,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	5,149,125
1,625,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	1,698,125
1,300,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,434,875
2,142,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	2,356,200
1,800,000	[1,2]	EP Energy LLC., Sr. Secd. Note, Series 144A, 6.875%, 5/1/2019	1,883,250
7,200,000	[1,2]	EP Energy LLC., Sr. Unsecd. Note, Series 144A, 9.375%, 5/1/2020	7,470,000
2,275,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	1,979,250
1,525,000		Energy XXI Gulf Coast Inc., 7.75%, 6/15/2019	1,547,875
5,150,000		Energy XXI Gulf Coast Inc., 9.25%, 12/15/2017	5,536,250
6,050,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	5,747,500
7,150,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	6,595,875
2,175,000	[1,2]	Halcon Resources Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2020	2,194,031
1,375,000	[1,2]	Laredo Petroleum, Series 144A, 7.375%, 5/1/2022	1,433,438
3,375,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	3,543,750
4,725,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	5,114,812
1,800,000	[1,2]	Lone Pine Resources, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 2/15/2017	1,705,500
3,150,000		Oasis Petroleum Inc., 6.875%, 1/15/2023	3,169,687
4,850,000		Oasis Petroleum Inc., Company Guarantee, 6.50%, 11/1/2021	4,825,750
5,650,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	5,734,750
2,700,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	2,767,500
2,050,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	2,070,500
2,000,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	2,135,000
625,000		SM Energy Co., Sr. Unsecd. Note, Series WI, 6.50%, 11/15/2021	639,063
475,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	471,438
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$5,900,000	[1,2]	Sandridge Energy, Inc., Series 144A, 8.125%, 10/15/2022	5,966,375
1,525,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	1,605,063
1,425,000	[1,2]	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.125%, 12/15/2021	1,556,813
5,525,000		Vanguard Natural Resources LLC, Sr. Unsecd. Note, 7.875%, 4/1/2020	5,531,906
5,825,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	6,043,437
		TOTAL	168,353,216
		Entertainment – 1.0%
7,450,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	8,306,750
6,675,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	7,425,937
800,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	872,000
2,475,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
4,525,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	5,011,438
		TOTAL	21,616,125
		Financial Institutions – 5.3%
5,400,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	6,088,500
2,555,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	3,008,512
3,550,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	4,100,250
10,500,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	11,471,250
3,550,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	3,754,278
3,000,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	3,051,534
1,825,000		CIT Group, Inc., 5.00%, 5/15/2017	1,880,891
9,625,000		CIT Group, Inc., 5.25%, 3/15/2018	9,949,844
725,000		CIT Group, Inc., 5.375%, 5/15/2020	739,953
1,850,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	1,900,875
2,150,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	2,332,750
14,127,921	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/2/2017	14,172,070
1,900,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	1,910,858
1,225,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,244,355
2,325,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	2,369,175
1,100,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,263,224
4,300,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	4,767,625
14,350,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	16,179,625
1,025,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.875%, 9/1/2017	1,160,813
2,600,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	2,730,000
2,825,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	2,959,187
14,925,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	15,223,500
		TOTAL	112,259,069
		Food & Beverage – 4.2%
7,125,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	7,312,103
8,225,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	8,430,707
4,100,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	4,428,000
925,000		Darling International, Inc., Company Guarantee, 8.50%, 12/15/2018	1,042,938
9,025,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	9,634,187
6,475,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	7,252,000
12,550,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	12,722,562
13,750,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	15,159,375
375,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	398,438
6,750,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	6,969,375
2,825,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	3,139,281
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$11,050,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	11,271,000
		TOTAL	87,759,966
		Gaming – 4.6%
6,600,000	[1,2]	Affinity Gaming LLC, Sr. Unsecd. Note, Series 144A, 9.00%, 5/15/2018	6,633,000
5,991,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	6,320,505
3,425,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	3,681,875
1,925,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,011,625
8,700,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	8,863,125
13,150,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	14,415,687
1,775,000	[1,2]	Harrah's Operating Co., Inc., Sr. Secd. Note, Series 144A, 8.50%, 2/15/2020	1,792,750
7,900,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	7,880,250
4,925,000		MGM Mirage, Inc., 7.75%, 3/15/2022	5,097,375
10,425,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	10,842,000
800,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	902,000
1,000,000		MGM Mirage, Inc., Sr. Secd. Note, 9.00%, 3/15/2020	1,115,000
2,800,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 2/1/2019	3,010,000
4,050,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	4,637,250
1,200,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,335,000
4,000,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	4,165,000
5,850,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	5,768,451
2,700,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	2,956,500
5,650,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	5,989,000
		TOTAL	97,416,393
		Health Care – 9.1%
4,700,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	4,805,750
5,750,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	6,037,500
14,000,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	15,172,500
5,550,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	4,911,750
7,650,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	6,349,500
1,825,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	1,314,000
2,000,000	[1,2]	DJO Finance LLC, Series 144A, 8.75%, 3/15/2018	2,050,000
11,350,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	11,903,312
7,150,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	7,704,125
10,850,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	11,690,875
4,000,000		HCA, Inc., Revolver - 1st Lien, 5.875%, 3/15/2022	4,190,000
2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,756,813
1,825,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	1,982,406
22,375,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	24,444,687
8,125,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	8,084,375
5,575,000	[1,2]	Inventiv Health Inc., Sr. Note, Series 144a, 10.00%, 8/15/2018	4,822,375
6,700,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	7,361,625
11,550,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	12,705,000
4,575,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	5,009,625
1,050,000	[1,2]	PSS World Medical, Inc., Series 144A, 6.375%, 3/1/2022	1,081,500
4,025,000	[1,2]	Physiotherapy, Inc., Series 144A, 11.875%, 5/1/2019	4,095,438
6,025,000	[1,2]	United Surgical Partners International, Inc., Series 144A, 9.00%, 4/1/2020	6,416,625
1,775,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 4.111%, 6/1/2015	1,695,125
8,050,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	8,246,219
12,188,906		VWR Funding, Inc., Company Guarantee, Series B, 10.25%, 7/15/2015	12,615,518
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$10,975,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	11,276,812
3,975,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	4,153,875
		TOTAL	192,877,330
		Industrial - Other – 3.9%
1,950,000		American Tire Distributors, Inc., Sr. Secd. Note, Series 144A, 9.75%, 6/1/2017	2,086,500
1,975,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	2,098,438
1,925,000		Atkore International, Inc., Sr. Secd. Note, Series WI, 9.875%, 1/1/2018	1,876,875
1,000,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	1,095,000
4,875,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	5,045,625
6,875,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	7,339,062
5,600,000	[1,2]	Dynacast International LLC, Series 144A, 9.25%, 7/15/2019	5,838,000
7,475,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	7,699,250
4,675,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	4,932,125
5,675,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	5,703,375
8,225,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	6,662,250
1,700,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	1,759,500
4,175,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	4,133,250
2,450,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	2,437,750
3,600,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	4,014,000
4,200,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	4,221,000
6,700,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	7,303,000
6,250,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	6,640,625
666,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	735,930
		TOTAL	81,621,555
		Lodging – 0.1%
1,175,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	1,231,829
		Media - Cable – 1.2%
1,325,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	1,434,313
2,175,000		Charter Communications Holdings II, 6.625%, 1/31/2022	2,338,125
1,275,000		Charter Communications Holdings II, 7.375%, 6/1/2020	1,407,281
4,000,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	4,380,000
1,325,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	1,447,562
800,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	896,000
3,525,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	3,824,625
1,525,000	[1,2]	DISH DBS Corporation, Series 144A, 4.625%, 7/15/2017	1,534,531
7,075,000	[1,2]	DISH DBS Corporation, Series 144A, 5.875%, 7/15/2022	7,181,125
1,711,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	1,916,320
		TOTAL	26,359,882
		Media - Non-Cable – 6.7%
2,525,000	[1,2]	AMC Networks, Inc., Sr. Note, Series 144A, 7.75%, 7/15/2021	2,796,438
9,550,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	8,356,250
7,350,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	8,048,250
1,150,000	[1,2]	Clear Channel Worldwide, Sr. Sub. Note, Series 144A, 7.625%, 3/15/2020	1,106,875
7,375,000	[1,2]	Clear Channel Worldwide, Sr. Sub. Note, Series 144a, 7.625%, 3/15/2020	7,245,937
9,675,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	10,497,375
6,975,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	6,608,812
6,525,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	7,047,000
5,237,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	5,577,405
6,875,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	7,390,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$5,200,000	[3]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests), 8.00%, 11/15/2016	136,500
2,875,000		Intelsat Bermuda, Ltd., Company Guarantee, 11.50%, 2/4/2017	2,979,219
5,300,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	5,883,000
2,500,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 7.25%, 10/15/2020	2,637,500
9,282,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	9,746,100
1,625,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,714,375
2,350,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	2,496,875
3,900,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	4,309,500
1,350,000	[1,2]	Lamar Media Corp., Series 144A, 5.875%, 2/1/2022	1,390,500
235,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	232,356
4,701,808		Nexstar Broadcasting Group, Inc., Company Guarantee, Series 1, 7.00%, 1/15/2014	4,660,667
1,550,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	1,644,938
2,125,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	2,364,063
4,425,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	3,960,375
9,125,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	10,288,437
3,150,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	3,559,500
8,523,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	8,565,615
4,775,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	5,013,750
4,050,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	4,374,000
		TOTAL	140,632,237
		Metals & Mining – 0.3%
1,825,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	183
2,325,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
6,175,000	[1,2]	Penn Virginia Resource Partners LP, Sr. Note, Series 144A, 8.375%, 6/1/2020	6,298,500
		TOTAL	6,298,683
		Packaging – 4.2%
7,050,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	7,508,250
2,125,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	2,241,875
2,725,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	2,915,750
3,325,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	3,674,125
7,287,253		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	7,432,998
1,000,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	1,097,500
2,075,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	2,251,375
3,575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,093,375
6,275,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	6,620,125
4,500,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	4,432,500
4,825,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	4,837,062
6,225,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.875%, 8/15/2019	6,466,219
1,850,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	1,947,125
2,800,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	2,961,000
1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,348,375
11,500,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144a, 8.50%, 2/15/2021	10,982,500
3,925,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144a, 9.875%, 8/15/2019	4,077,094
11,875,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	13,478,125
		TOTAL	88,365,373
		Paper – 0.5%
1,850,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	1,961,000
1,000,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	1,115,000
850,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	939,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	1,989,000
3,495,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	3,512,475
		TOTAL	9,516,725
		Restaurants – 1.5%
12,665,000		DineEquity Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	13,931,500
9,125,000		NPC INTL/OPER CO A&B Inc., Series WI, 10.50%, 1/15/2020	10,151,562
7,200,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.968%, 3/15/2014	7,020,000
		TOTAL	31,103,062
		Retailers – 4.4%
7,000,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	7,630,000
3,600,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	3,906,000
7,825,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	7,296,812
11,525,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	11,525,000
3,950,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	4,661,000
775,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	802,125
8,650,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	9,169,000
9,175,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	10,069,562
2,275,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	2,417,363
3,125,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	3,471,269
725,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	762,156
6,175,000		Sally Hldgs. LLC/Sally Cap Inc., Series WI, 6.875%, 11/15/2019	6,746,188
11,350,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	11,804,000
6,000,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	6,240,000
5,550,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	5,674,875
		TOTAL	92,175,350
		Services – 1.9%
7,125,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	7,338,750
7,800,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	8,326,500
4,975,000	[1,2]	Monitronics International, Inc., Sr. Unsecd. Note, Series 144A, 9.125%, 4/1/2020	4,800,875
4,150,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	4,585,750
3,000,000		Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	3,543,750
6,000,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	6,360,000
3,825,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	4,016,250
775,000		West Corp., Company Guarantee, 8.625%, 10/1/2018	825,375
		TOTAL	39,797,250
		Technology – 13.5%
475,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	524,875
7,000,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	7,630,000
8,725,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	7,198,125
7,925,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	8,440,125
5,425,000	[1,2]	Beagle Acquisition Corp., Sr. Unsecd. Note, Series 144A, 11.00%, 12/31/2019	6,103,125
3,700,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	4,033,000
12,875,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	13,776,250
950,000	[1,2]	Ceridian Corp., Series 144A, 8.875%, 7/15/2019	985,625
10,000,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	10,625,000
9,825,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	10,254,844
8,150,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 6/1/2021	8,394,500
8,775,000	[1,2]	DataTel Inc., Series 144A, 9.75%, 1/15/2019	9,367,312
9,250,000		Epicor Software Corp., 8.625%, 5/1/2019	9,481,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,950,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	2,159,625
5,050,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	5,706,500
1,750,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	1,793,750
3,900,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	3,919,500
11,700,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	11,846,250
6,500,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	7,020,000
6,225,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	6,691,875
8,525,000		GXS WORLDWIDE INC., Sr. Secd. Note, 9.75%, 6/15/2015	8,546,312
6,925,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	7,444,375
6,250,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	6,984,375
3,650,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	3,960,250
5,900,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	6,106,500
1,675,000	[1,2]	Kemet Corp., Sr. Note, Series 144A, 10.50%, 5/1/2018	1,725,250
9,725,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	10,186,937
6,575,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	7,216,063
6,462,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	6,639,705
7,425,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	5,327,438
2,600,000		Seagate Technology HDD Holdings, Company Guarantee, 7.75%, 12/15/2018	2,889,250
5,750,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	6,418,438
1,875,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	2,025,000
1,550,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	1,677,875
10,100,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 11.50%, 7/15/2018	11,463,500
3,350,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 9.375%, 4/1/2019	3,592,875
8,500,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	8,988,750
8,775,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	8,467,875
5,050,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	5,176,250
9,000,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	9,292,500
1,850,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	1,979,500
8,725,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	9,510,250
7,825,000	[1,2]	Trans Union LLC, Series 144A, 9.625%, 6/15/2018	8,490,125
4,950,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	4,962,375
		TOTAL	285,023,299
		Transportation – 0.3%
3,600,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	3,762,000
1,500,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	1,616,250
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,392,938
		TOTAL	6,771,188
		Utility - Electric – 1.6%
9,200,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	9,982,000
3,525,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	3,851,062
977,264	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	971,607
1,675,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,742,000
9,425,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	9,802,000
1,775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	1,801,625
1,650,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	1,678,875
2,275,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. 2nd Priority Note, 11.75%, 3/1/2022	2,337,563
3,025,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	2,079,688
		TOTAL	34,246,420
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Utility - Natural Gas – 2.4%
$7,825,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	8,279,828
5,475,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	6,029,223
1,575,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	1,825,504
11,575,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	12,761,437
3,000,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.50%, 3/1/2020	3,030,000
6,650,000		Inergy LP, Company Guarantee, 6.875%, 8/1/2021	6,683,250
731,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	807,755
4,275,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	4,520,813
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,012,188
1,525,000		Targa Resources, Inc., 6.875%, 2/1/2021	1,593,625
1,500,000	[1,2]	Targa Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2022	1,503,750
		TOTAL	50,047,373
		Wireless Communications – 3.0%
1,175,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	1,239,625
3,475,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	3,874,625
2,825,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	2,902,687
8,225,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	8,348,375
2,475,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	2,512,125
1,100,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,075,250
6,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,369,375
5,500,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	5,733,750
7,150,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	5,791,500
17,350,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	16,395,750
7,300,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	8,176,000
1,850,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	1,928,625
		TOTAL	64,347,687
		Wireline Communications – 0.7%
4,350,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	4,589,250
5,175,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	5,336,719
4,475,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	4,833,000
		TOTAL	14,758,969
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,981,825,928)	2,059,523,657
		COMMON STOCKS – 0.1%
		Automotive – 0.1%
51,301	[3]	General Motors Co.	1,011,655
12,700,000	[1,3,5]	General Motors Co. Escrow Shares	0
12,879	[3]	Motors Liquidation Co.	157,768
		TOTAL	1,169,423
		Metals & Mining – 0.0%
57,533	[1,3,5]	Royal Oak Mines, Inc.	0
		Other – 0.0%
171	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,441,659)	1,169,423
		PREFERRED STOCK – 0.2%
		Finance - Commercial – 0.2%
4,300	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.000% (IDENTIFIED COST $1,352,990)	3,831,166
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		WARRANTS – 0.0%
		Automotive – 0.0%
46,637	[3]	General Motors Co., Warrants	513,940
46,637	[3]	General Motors Co., Warrants	316,199
		TOTAL WARRANTS (IDENTIFIED COST $5,097,581)	830,139
		MUTUAL FUND – 1.2%
24,635,099	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	24,635,099
		TOTAL INVESTMENTS — 99.1% (IDENTIFIED COST $2,019,353,257)[8]	2,089,989,484
		OTHER ASSETS AND LIABILITIES - NET — 0.9%[9]	19,842,275
		TOTAL NET ASSETS — 100%	$2,109,831,759
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2012, these restricted securities amounted to $692,987,744, which represented 32.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2012, these liquid restricted securities amounted to $689,339,012, which represented 32.7% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holding.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $2,011,312,087.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$2,059,386,974	$136,683[1]	$2,059,523,657
Equity Securities:
Common Stock
Domestic	1,169,423	—	0[1]	1,169,423
International	—	—	0	0
Preferred Stock
Domestic	—	3,831,166	—	3,831,166
Warrants	830,139	—	—	830,139
Mutual Fund	24,635,099	—	—	24,635,099
TOTAL SECURITIES	$26,634,661	$2,063,218,140	$136,683	$2,089,989,484
1	Includes $58,500 of a corporate bond security and $190,500 of a domestic common stock security transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition of Level 3. Transfers shown represent the value of the securities at the beginning of the period.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – High Yield Bond Portfolio

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2012	Year Ended December 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$6.35	$6.55	$6.27	$4.57	$6.61	$6.88
Income From Investment Operations:
Net investment income	0.27	0.57	0.61	0.57	0.58	0.58
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.22	(0.19)	0.29	1.69	(2.04)	(0.28)
TOTAL FROM INVESTMENT OPERATIONS	0.49	0.38	0.90	2.26	(1.46)	0.30
Less Distributions:
Distributions from net investment income	(0.29)	(0.58)	(0.62)	(0.56)	(0.58)	(0.57)
Net Asset Value, End of Period	$6.55	$6.35	$6.55	$6.27	$4.57	$6.61
Total Return[1]	7.85%	6.04%	15.06%	51.79%	(23.53)%	4.48%
Ratios to Average Net Assets:
Net expenses	0.00%[2,3]	0.00%[3]	0.00%[3]	0.00%[3]	0.03%	0.03%
Net investment income	8.47%[2]	8.75%	9.41%	11.01%	10.02%	8.20%
Expense waiver/reimbursement[4]	0.10%[2]	0.10%	0.10%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,109,832	$1,886,499	$1,995,842	$1,609,205	$887,322	$843,319
Portfolio turnover	20%	34%	37%	20%	16%	35%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities – High Yield Bond Portfolio

June 30, 2012 (unaudited)

Assets:
Total investment in securities, at value including $24,635,099 of investment in an affiliated holding (Note 5) (identified cost $2,019,353,257)		$2,089,989,484
Income receivable		41,725,753
Receivable for investments sold		6,589,908
Receivable for shares sold		1,250,000
TOTAL ASSETS		2,139,555,145
Liabilities:
Payable for investments purchased	$12,365,276
Payable for shares redeemed	115,000
Bank overdraft	570
Income distribution payable	17,143,583
Payable to adviser (Note 5)	2,183
Payable for Directors'/Trustees' fees	2,221
Accrued expenses	94,553
TOTAL LIABILITIES		29,723,386
Net assets for 321,942,331 shares outstanding		$2,109,831,759
Net Assets Consist of:
Paid-in capital		$2,035,123,976
Net unrealized appreciation of investments		70,636,227
Accumulated net realized gain on investments		9,604,230
Distributions in excess of net investment income		(5,532,674)
TOTAL NET ASSETS		$2,109,831,759
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,109,831,759 ÷ 321,942,331 shares outstanding, no par value, unlimited shares authorized		$6.55

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations – High Yield Bond Portfolio

Six Months Ended June 30, 2012 (unaudited)

Investment Income:
Interest			$86,013,204
Dividends (including $25,752 received from an affiliated holding (Note 5))			176,252
TOTAL INCOME			86,189,456
Expenses:
Administrative fee (Note 5)		$793,047
Custodian fees		35,968
Transfer and dividend disbursing agent fees and expenses		76,990
Directors'/Trustees' fees		7,622
Auditing fees		13,725
Legal fees		4,020
Portfolio accounting fees		98,674
Printing and postage		4,842
Insurance premiums		3,214
Miscellaneous		1,566
TOTAL EXPENSES		1,039,668
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(793,047)
Reimbursement of other operating expenses	(246,621)
TOTAL WAIVER AND REIMBURSEMENT		(1,039,668)
Net expenses			—
Net investment income			86,189,456
Realized and Unrealized Gain on Investments:
Net realized gain on investments			24,729,268
Net change in unrealized appreciation of investments			42,808,531
Net realized and unrealized gain on investments			67,537,799
Change in net assets resulting from operations			$153,727,255

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets – High Yield Bond Portfolio

	Six Months Ended (unaudited) 6/30/2012	Year Ended 12/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$86,189,456	$168,016,972
Net realized gain on investments	24,729,268	50,595,913
Net change in unrealized appreciation/depreciation of investments	42,808,531	(104,874,354)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	153,727,255	113,738,531
Distributions to Shareholders:
Distributions from net investment income	(92,083,023)	(172,505,203)
Share Transactions:
Proceeds from sale of shares	302,174,779	240,058,657
Net asset value of shares issued to shareholders in payment of distributions declared	3,849,723	8,141,279
Cost of shares redeemed	(144,336,181)	(298,775,834)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	161,688,321	(50,575,898)
Change in net assets	223,332,553	(109,342,570)
Net Assets:
Beginning of period	1,886,499,206	1,995,841,776
End of period (including undistributed (distributions in excess of) net investment income of $(5,532,674) and $360,893, respectively)	$2,109,831,759	$1,886,499,206

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements – High Yield Bond Portfolio

June 30, 2012 (unaudited)

1. ORGANIZATION

Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.

The Fund's portfolio consists primarily of lower-rated, corporate debt obligations. These lower-rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, Shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 2/8/2011	$2,685,067	$2,677,125
CVS Claims Litigation LLC	3/26/1997 - 5/20/1998	$1,676,091	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$892,275	$971,607
General Motors Co. Escrow Shares	4/21/2011	$264,901	$0
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$2,334,293	$0
Royal Oak Mines, Inc.	2/24/1999	$6,392	$0

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2012	Year Ended 12/31/2011
Shares sold	46,300,782	36,857,254
Shares issued to shareholders in payment of distributions declared	588,037	1,250,218
Shares redeemed	(21,978,159)	(45,874,569)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	24,910,660	(7,767,097)

4. FEDERAL TAX INFORMATION

At June 30, 2012, the cost of investments for federal tax purposes was $2,011,312,087. The net unrealized appreciation of investments for federal tax purposes was $78,677,397. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $116,674,659 and net unrealized depreciation from investments for those securities having an excess of cost over value of $37,997,262.

At December 31, 2011, the Fund had a capital loss carryforward of $20,578,054 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2016	$1,695,355	NA	$1,695,355
2017	18,882,699	NA	18,882,699
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated Funds, insurance company separate accounts, common or comingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2012, the Adviser voluntarily reimbursed $246,621 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2012, FAS waived its entire fee of $793,047.

Interfund Transactions

During the six months ended June 30, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,134,031 and $0, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended June 30, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2011	16,682,856
Purchases/Additions	321,727,380
Sales/Reductions	313,775,137
Balance of Shares Held 6/30/2012	24,635,099
Value	$24,635,099
Dividend Income	$25,752

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2012, were as follows:

Purchases	$554,985,845
Sales	$397,106,157

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012,the Fund did not utilize the LOC.

Semi-Annual Shareholder Report

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the program was not utilized.

9. SUBSEQUENT EVENTS

On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited) – High Yield Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1]
Actual	$1,000.00	$1,078.50	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.86	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2012

Federated High Yield Strategy Portfolio (the “Fund”)

Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year period. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investment accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including Semi-Annual Shareholder Report communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

The Fund's performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.

The Board was informed by the Adviser that, for the periods covered by the the Evaluation, the Fund outperformed its benchmark index for the one-year period, and underperformed its benchmark index for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated High-Yield Strategy Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31421P209

40940 (8/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2012

Ticker	FMBPX

Federated Mortgage Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured May Lose Value No Bank Guarantee

Federated Mortgage Strategy Portfolio

Portfolio of Investments Summary Table (unaudited)

At June 30, 2012, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets[2]
U.S. Government Agency Mortgage-Backed Securities	98.0%
Non-Agency Mortgage-Backed Securities	4.8%
Repurchase Agreements — Collateral[3]	17.8%
Cash Equivalents[4]	0.2%
Derivative Contracts[5,6]	(0.0)%
Other Assets and Liabilities — Net[7]	(20.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Includes repurchase agreements purchased with proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
4	Cash equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Represents less than 0.1%.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments

June 30, 2012 (unaudited)

Shares or Principal Amount			Value
		MUTUAL FUND – 100.0%
3,987,931	[1]	Federated Mortgage Core Portfolio (IDENTIFIED COST $40,260,232)	40,676,896
		Repurchase Agreement – 0.2%
$102,000		Interest in $4,100,000,000 joint repurchase agreement 0.18%, dated 6/29/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,061,500 on 7/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,205,949,259. (AT COST)	102,000
		TOTAL INVESTMENTS — 100.2% (IDENTIFIED COST $40,362,232)[2]	40,778,896
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[3]	(93,945)
		TOTAL NET ASSETS — 100%	$40,684,951
1	Due to this affiliated holding representing greater than 75% of the Fund's total net assets, a copy of the affiliated holding's most recent semi-annual report is included with this report.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mutual Fund	$40,676,896	$ —	$ —	$40,676,896
Repurchase Agreement	—	102,000	—	102,000
TOTAL SECURITIES	$40,676,896	$102,000	$ —	$40,778,896

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
2

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2012	Year Ended December 31,				Period Ended 12/31/2007[1]
		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.31	$10.17	$10.16	$10.00	$10.05	$10.00
Income From Investment Operations:
Net investment income	0.17	0.40	0.49	0.53	0.55	0.02
Net realized and unrealized gain (loss) on investments	0.00[2]	0.14	0.02	0.18	(0.05)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.17	0.54	0.51	0.71	0.50	0.07
Less Distributions:
Distributions from net investment income	(0.17)	(0.40)	(0.49)	(0.53)	(0.55)	(0.02)
Distributions from net realized gain on investments	—	(0.00)[2]	(0.01)	(0.02)	—	—
TOTAL DISTRIBUTIONS	(0.17)	(0.40)	(0.50)	(0.55)	(0.55)	(0.02)
Net Asset Value, End of Period	$10.31	$10.31	$10.17	$10.16	$10.00	$10.05
Total Return[3]	1.66%	5.44%	5.16%	7.22%	5.17%	0.68%
Ratios to Average Net Assets:
Net expenses[4]	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%[5]
Net investment income	3.32%[5]	3.90%	4.62%	5.27%	5.56%	4.32%[5]
Expense waiver/reimbursement[6]	0.70%[5]	0.89%	2.97%	2.96%	3.03%	394.30%[5,7]
Supplemental Data:
Net assets, end of period (000 omitted)	$40,685	$39,232	$25,000	$8,291	$10,079	$40,580
Portfolio turnover	10%	14%	83%	133%	121%	0%
1	Reflects operations for the period from December 20, 2007 (date of initial public investment) to December 31, 2007.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
3

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

Assets:
Total investment in securities, at value including $40,676,896 of investment in an affiliated holding (Note 5) (identified cost $40,362,232)		$40,778,896
Cash		191
Receivable for investments sold		50,000
TOTAL ASSETS		40,829,087
Liabilities:
Payable for shares redeemed	$349
Income distribution payable	111,572
Payable to adviser (Note 5)	1,148
Payable for Directors'/Trustees' fees	316
Payable for auditing fees	12,158
Payable for portfolio accounting fees	6,857
Payable for share registration costs	9,320
Accrued expenses	2,416
TOTAL LIABILITIES		144,136
Net assets for 3,947,042 shares outstanding		$40,684,951
Net Assets Consist of:
Paid-in capital		$40,342,300
Net unrealized appreciation of investments		416,664
Accumulated net realized loss on investments		(74,112)
Undistributed net investment income		99
TOTAL NET ASSETS		$40,684,951
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$40,684,951 ÷ 3,947,042 shares outstanding, no par value, unlimited shares authorized		$10.31

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
4

Statement of Operations

Six Months Ended June 30, 2012 (unaudited)

Investment Income:
Dividends received from an affiliated holding (Note 5)			$653,010
Expenses:
Administrative fee (Note 5)		$74,591
Custodian fees		3,209
Transfer and dividend disbursing agent fees and expenses		2,286
Directors'/Trustees' fees		1,177
Auditing fees		12,158
Legal fees		3,429
Portfolio accounting fees		20,941
Share registration costs		12,587
Printing and postage		5,626
Insurance premiums		1,861
Miscellaneous		752
TOTAL EXPENSES		138,617
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(12,236)
Reimbursement of other operating expenses	(126,381)
TOTAL WAIVER AND REIMBURSEMENT		(138,617)
Net expenses			—
Net investment income			653,010
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investment in an affiliated holding (Note 5)			(3,196)
Net change in unrealized appreciation of investments			1,469
Net realized and unrealized loss on investments			(1,727)
Change in net assets resulting from operations			$651,283

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
5

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2012	Year Ended 12/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$653,010	$1,282,708
Net realized loss on investments	(3,196)	(27,982)
Net change in unrealized appreciation/depreciation of investments	1,469	502,386
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	651,283	1,757,112
Distributions to Shareholders:
Distributions from net investment income	(653,074)	(1,281,574)
Distributions from net realized gain on investments	—	(3,591)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(653,074)	(1,285,165)
Share Transactions:
Proceeds from sale of shares	5,764,800	17,986,501
Cost of shares redeemed	(4,310,198)	(4,226,065)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,454,602	13,760,436
Change in net assets	1,452,811	14,232,383
Net Assets:
Beginning of period	39,232,140	24,999,757
End of period (including undistributed net investment income of $99 and $163, respectively)	$40,684,951	$39,232,140

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
6

Notes to Financial Statements

June 30, 2012 (unaudited)

1. ORGANIZATION

Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

Semi-Annual Shareholder Report

7

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2012	Year Ended 12/31/2011
Shares sold	558,242	1,759,533
Shares redeemed	(417,402)	(412,546)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	140,840	1,346,987

4. FEDERAL TAX INFORMATION

At June 30, 2012, the cost of investments for federal tax purposes was $40,362,232. The net unrealized appreciation of investments for federal tax purposes was $416,664. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost of $416,664.

Semi-Annual Shareholder Report

8

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the six months ended June 30, 2012, the Adviser reimbursed $126,381 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2012, FAS waived $12,236 of its fee. The net fee paid to FAS was 0.317% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. For the six months ended June 30, 2012, the Adviser reimbursed the Fund for any fee paid to FAS.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving an affiliated holding during the six months ended June 30, 2012, were as follows:

Federated Mortgage Core Portfolio
Balance of Shares Held 12/31/2011	3,849,026
Purchases/Additions	510,475
Sales/Reductions	371,570
Balance of Shares Held 6/30/2012	3,987,931
Value	$40,676,896
Dividend Income	$653,010

The Fund invests in Federated Mortgage Core Portfolio (“Mortgage Core”), a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of Mortgage Core, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of Mortgage Core. The financial statements of Mortgage Core are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 100.0% of its net assets at June 30, 2012.The financial statements of Mortgage Core should be read in conjunction with the Fund's financial statements. The valuation of securities held by Mortgage Core is discussed in the notes to its financial statements.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2012, were as follows:

Purchases	$5,214,658
Sales	$3,806,300
Semi-Annual Shareholder Report
9

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the program was not utilized.

9. SUBSEQUENT eVENTS

On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Semi-Annual Shareholder Report
10

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1]
Actual	$1,000.00	$1,016.60	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.86	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. This arrangement has no fixed term.
Semi-Annual Shareholder Report
11

Federated Mortgage Core Portfolio

Portfolio of Investments Summary Table (unaudited) – Federated Mortgage Core Portfolio

At June 30, 2012, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	98.0%
Non-Agency Mortgage-Backed Securities	4.8%
Repurchase Agreements — Collateral[2]	17.8%
Derivative Contracts[3,4]	(0.0)%
Other Assets and Liabilities — Net[5]	(20.6)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
3	Represents less than 0.1%.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
12

Portfolio of Investments – Federated Mortgage Core Portfolio

June 30, 2012 (unaudited)

Principal Amount			Value
		Collateralized Mortgage Obligations – 8.2%
		Federal Home Loan Mortgage Corporation – 1.7%
$10,301,912	[1]	REMIC 3144 FB, 0.592%, 4/15/2036	10,324,863
5,404,276	[1]	REMIC 3160 FD, 0.572%, 5/15/2036	5,416,472
2,207,464	[1]	REMIC 3175 FE, 0.552%, 6/15/2036	2,211,271
12,131,989	[1]	REMIC 3179 FP, 0.622%, 7/15/2036	12,166,891
1,483,852	[1]	REMIC 3206 FE, 0.642%, 8/15/2036	1,489,947
7,093,571	[1]	REMIC 3260 PF, 0.542%, 1/15/2037	7,112,544
3,263,605	[1]	REMIC 3296 YF, 0.642%, 3/15/2037	3,268,295
		TOTAL	41,990,283
		Federal National Mortgage Association – 1.7%
1,077,073	[1]	REMIC 2005-63 FC, 0.495%, 10/25/2031	1,074,869
7,719,222	[1]	REMIC 2006-104 FY, 0.585%, 11/25/2036	7,737,532
10,450,928	[1]	REMIC 2006-115 EF, 0.605%, 12/25/2036	10,485,053
2,384,048	[1]	REMIC 2006-43 FL, 0.645%, 6/25/2036	2,394,487
4,159,459	[1]	REMIC 2006-58 FP, 0.545%, 7/25/2036	4,166,677
8,321,734	[1]	REMIC 2006-81 FB, 0.595%, 9/25/2036	8,353,415
7,967,805	[1]	REMIC 2006-85 PF, 0.625%, 9/25/2036	7,989,357
		TOTAL	42,201,390
		Non-Agency Mortgage – 4.8%
2,630,676		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	2,618,106
4,146,064		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	3,776,220
7,294,801		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	6,553,997
2,875,795		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	2,395,515
36,750,000	[2,3,4]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 3/25/2042	36,841,985
6,548,812		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	5,901,848
2,608,237	[1]	Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	2,031,086
8,711,103		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	8,757,389
18,600,417		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	18,992,588
22,566,947		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	22,617,059
9,432,948		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	8,223,891
		TOTAL	118,709,684
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $205,429,799)	202,901,357
		Mortgage-Backed Securities – 93.4%
		Federal Home Loan Mortgage Corporation – 28.8%
75,036,336		3.500%, 8/1/2025 - 7/1/2042	78,928,089
106,363,998	[5]	4.000%, 2/1/2020 - 7/1/2042	112,670,118
232,738,563		4.500%, 6/1/2019 - 8/1/2041	248,444,820
147,398,784		5.000%, 7/1/2019 - 5/1/2041	158,429,973
83,737,548		5.500%, 3/1/2021 - 5/1/2040	91,031,531
6,147,904		6.000%, 5/1/2014 - 9/1/2037	6,732,081
8,321,495		6.500%, 7/1/2014 - 4/1/2038	9,331,343
1,708,930		7.000%, 10/1/2020 - 9/1/2037	1,942,842
448,168		7.500%, 12/1/2022 - 5/1/2031	522,096
387,626		8.000%, 3/1/2030 - 3/1/2031	455,874
9,410		8.500%, 9/1/2025	11,162
484		9.500%, 4/1/2021	530
		TOTAL	708,500,459
Semi-Annual Shareholder Report
13

Principal Amount			Value
		Federal National Mortgage Association – 48.2%
$25,000,000	[5]	2.500%, 7/1/2027	25,777,355
133,000,000	[5]	3.000%, 7/1/2027 - 7/1/2042	138,258,798
232,509,609	[5]	3.500%, 10/1/2025 - 7/1/2042	245,155,847
274,332,361	[5]	4.000%, 7/1/2025 - 7/1/2042	292,947,634
189,634,353		4.500%, 12/1/2019 - 1/1/2042	203,898,279
74,454,906		5.000%, 5/1/2023 - 10/1/2041	80,630,151
98,772,862		5.500%, 9/1/2014 - 7/1/2041	108,017,691
62,572,205		6.000%, 12/1/2013 - 9/1/2039	68,827,071
12,624,992		6.500%, 8/1/2014 - 10/1/2038	14,184,094
5,889,827		7.000%, 3/1/2015 - 6/1/2037	6,678,059
518,749		7.500%, 4/1/2015 - 6/1/2033	604,217
157,635		8.000%, 7/1/2023 - 3/1/2031	184,983
5,034		9.000%, 11/1/2021 - 6/1/2025	5,669
		TOTAL	1,185,169,848
		Government National Mortgage Association – 16.4%
60,402,530	[5]	3.500%, 11/20/2041 - 7/20/2042	64,625,698
105,705,427	[5]	4.000%, 7/20/2040 - 7/20/2042	115,523,675
107,132,698	[5]	4.500%, 2/15/2039 - 7/20/2042	117,572,600
72,565,581		5.000%, 1/15/2039 - 7/15/2040	79,896,030
13,160,784		5.500%, 12/15/2038 - 2/15/2039	14,594,976
6,923,358		6.000%, 10/15/2028 - 3/15/2040	7,777,751
587,874		6.500%, 10/15/2028 - 2/15/2032	674,347
911,571		7.000%, 11/15/2027 - 12/15/2031	1,054,179
395,896		7.500%, 4/15/2029 - 1/15/2031	463,042
473,383		8.000%, 1/15/2022 - 11/15/2030	556,240
45,546		8.500%, 3/15/2022 - 9/15/2029	53,068
1,675		9.500%, 10/15/2020	1,870
65,924		12.000%, 4/15/2015 - 6/15/2015	71,257
		TOTAL	402,864,733
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,227,176,187)	2,296,535,040
		Adjustable Rate Mortgages – 1.2%
		Federal Home Loan Mortgage Corporation ARM – 0.6%
13,574,942		Federal Home Loan Mortgage Corp. ARM, 2.308%, 7/1/2034	14,294,428
		Federal National Mortgage Association ARM – 0.6%
14,210,054		Federal National Mortgage Association ARM, 2.960%, 8/1/2035	15,240,283
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $29,283,798)	29,534,711
		Repurchase Agreements – 17.8%
51,755,000	[1]	Interest in $4,100,000,000 joint repurchase agreement 0.18%, dated 6/29/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,061,500 on 7/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,205,949,259.	51,755,000
146,836,000	[1,6]	Interest in $248,158,000 joint repurchase agreement 0.17%, dated 6/13/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $248,191,984 on 7/12/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2042 and the market value of those underlying securities was $253,143,872.	146,836,000
112,474,000	[1,6]	Interest in $250,732,000 joint repurchase agreement 0.17%, dated 6/18/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $250,766,336 on 7/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2042 and the market value of those underlying securities was $255,763,548.	112,474,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
$98,356,000	[1,6]	Interest in $180,000,000 joint repurchase agreement 0.21%, dated 6/20/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $180,030,450 on 7/19/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/15/2041 and the market value of those underlying securities was $184,420,568.	98,356,000
27,000,000	[1,6]	Interest in $100,000,000 joint repurchase agreement 0.18%, dated 6/13/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $100,014,500 on 7/12/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/25/2042 and the market value of those underlying securities was $102,181,458.	27,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	436,421,000
		TOTAL INVESTMENTS — 120.6% (IDENTIFIED COST $2,898,310,784)[7]	2,965,392,108
		OTHER ASSETS AND LIABILITIES - NET — (20.6)%[8]	(507,031,046)
		TOTAL NET ASSETS — 100%	$2,458,361,062

At June 30, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[9] U.S. Treasury Bond 30-Year Short Futures	260	$38,471,875	September 2012	$(79,395)
[9] U.S. Treasury Note 10-Year Short Futures	700	$93,362,500	September 2012	$(411,731)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(491,126)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2012, this restricted security amounted to $36,841,985, which represented 1.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2012, this liquid restricted security amounted to $36,841,985, which represented 1.5% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $2,886,488,777.
8	Assets, other than investment in securities, less liabilities . See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2012.
9	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

15

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	—	$166,059,372	$36,841,985	$202,901,357
Mortgage-Backed Securities	—	2,296,535,040	—	2,296,535,040
Adjustable Rate Mortgages	—	29,534,711	—	29,534,711
Repurchase Agreements	—	436,421,000	—	436,421,000
TOTAL SECURITIES	—	$2,928,550,123	$36,841,985	$2,965,392,108
OTHER FINANCIAL INSTRUMENTS*	$(491,126)	$ —	$ —	$(491,126)
*	Other financial instruments include futures contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in Debt Securities
Balance as of December 31, 2011	$ —
Change in unrealized depreciation	$(45,938)
Purchases	$36,887,923
Balance as of June 30, 2012	$36,841,985
The total change in unrealized depreciation attributable to investments still held at June 30, 2012	$(45,938)

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
16

Financial Highlights – Federated Mortgage Core Portfolio

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2012	Year Ended December 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.20	$10.06	$10.05	$9.89	$9.93	$9.88
Income From Investment Operations:
Net investment income	0.14	0.33[1]	0.44[1]	0.53	0.55	0.57
Net realized and unrealized gain (loss) on investments and futures contracts	0.03	0.21	0.06	0.16	(0.04)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.17	0.54	0.50	0.69	0.51	0.62
Less Distributions:
Distributions from net investment income	(0.17)	(0.40)	(0.49)	(0.53)	(0.55)	(0.57)
Net Asset Value, End of Period	$10.20	$10.20	$10.06	$10.05	$9.89	$9.93
Total Return[2]	1.67%	5.45%	5.04%	7.09%	5.28%	6.48%
Ratios to Average Net Assets:
Net expenses	0.00%[3,4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.02%
Net investment income	2.76%[3]	3.25%	4.37%	4.86%	5.22%	5.66%
Expense waiver/reimbursement[5]	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,458,361	$3,165,802	$1,959,812	$2,034,884	$1,918,613	$1,879,760
Portfolio turnover	131%	226%	176%	156%	186%	285%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	29%	52%	60%	50%	43%	55%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities – Federated Mortgage Core Portfolio

June 30, 2012 (unaudited)

Assets:
Investment in repurchase agreements	$436,421,000
Investment in securities	2,528,971,108
Total investment in securities, at value (identified cost $2,898,310,784)		$2,965,392,108
Cash		468
Restricted cash (Note 2)		1,498,000
Income receivable		7,663,632
Receivable for investments sold		70,839,444
Receivable for daily variation margin		870,313
Other assets		233,953
TOTAL ASSETS		3,046,497,918
Liabilities:
Payable to adviser (Note 5)	2,958
Payable for investments purchased	581,990,178
Payable for shares redeemed	50,000
Income distribution payable	5,928,739
Accrued expenses	164,981
TOTAL LIABILITIES		588,136,856
Net assets for 240,913,027 shares outstanding		$2,458,361,062
Net Assets Consist of:
Paid-in capital		$2,399,671,252
Net unrealized appreciation of investments and futures contracts		65,806,964
Accumulated net realized gain on investments and futures contracts		466,265
Distributions in excess of net investment income		(7,583,419)
TOTAL NET ASSETS		$2,458,361,062
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,458,361,062 ÷ 240,913,027 shares outstanding, no par value, unlimited shares authorized		$10.20

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
18

Statement of Operations – Federated Mortgage Core Portfolio

Six Months Ended June 30, 2012 (unaudited)

Investment Income:
Interest			$39,069,347
Expenses:
Administrative fee (Note 5)		$1,103,052
Custodian fees		59,839
Transfer and dividend disbursing agent fees and expenses		119,616
Directors'/Trustees' fees		10,225
Auditing fees		13,128
Legal fees		4,020
Portfolio accounting fees		111,709
Printing and postage		3,258
Insurance premiums		4,260
Miscellaneous		468
TOTAL EXPENSES		1,429,575
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(1,103,052)
Reimbursement of other operating expenses	(326,523)
TOTAL WAIVER AND REIMBURSEMENT		(1,429,575)
Net expenses			—
Net investment income			39,069,347
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			32,080,026
Net realized loss on futures contracts			(4,175,445)
Net change in unrealized appreciation of investments			(18,141,995)
Net change in unrealized depreciation of futures contracts			(491,126)
Net realized and unrealized gain on investments and futures contracts			9,271,460
Change in net assets resulting from operations			$48,340,807

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets – Federated Mortgage Core Portfolio

	Six Months Ended (unaudited) 6/30/2012	Year Ended 12/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$39,069,347	$77,968,625
Net realized gain on investments and futures contracts	27,904,581	31,889,919
Net change in unrealized appreciation/depreciation of investments and futures contracts	(18,633,121)	24,516,264
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	48,340,807	134,374,808
Distributions to Shareholders:
Distributions from net investment income	(47,005,438)	(93,323,414)
Share Transactions:
Proceeds from sale of shares	144,116,900	1,336,805,144
Net asset value of shares issued to shareholders in payment of distributions declared	4,583,105	10,532,038
Cost of shares redeemed	(857,476,300)	(182,398,976)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(708,776,295)	1,164,938,206
Change in net assets	(707,440,926)	1,205,989,600
Net Assets:
Beginning of period	3,165,801,988	1,959,812,388
End of period (including undistributed (distributions in excess of) net investment income of $(7,583,419) and $352,672, respectively)	$2,458,361,062	$3,165,801,988

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
20

Notes to Financial Statements – Federated Mortgage Core Portfolio

June 30, 2012 (unaudited)

1. ORGANIZATION

Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid”evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Fund holds a security for which a price was not able to be obtained from an independent source. To establish fair value, the Valuation Committee utilized a market approach incorporating the change in the market for a security of similar average life for the day an independent price could not be obtained. The price realized upon sale may be different than the price used to value the security. The Fund classifies this security as having a Level 3 valuation due to a lack of observable market inputs.

Semi-Annual Shareholder Report

21

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Dollar-Roll Transactions

The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Semi-Annual Shareholder Report

22

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of short futures contracts held by the Fund throughout the period was $108,969,643. This is based on amounts held as of each month-end throughout the six-month period.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(491,126)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(4,175,445)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(491,126)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2012	Year Ended 12/31/2011
Shares sold	14,096,614	132,500,999
Shares issued to shareholders in payment of distributions declared	448,892	1,040,560
Shares redeemed	(83,986,917)	(18,079,376)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(69,441,411)	115,462,183

Semi-Annual Shareholder Report

23

4. FEDERAL TAX INFORMATION

At June 30, 2012, the cost of investments for federal tax purposes was $2,886,488,777. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $78,903,331. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $82,450,914 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,547,583.

At December 31, 2011, the Fund had a capital loss carryforward of $41,991,450 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2013	$1,956,693	N/A	$1,956,693
2014	$18,701,202	N/A	$18,701,202
2015	$6,318,825	N/A	$6,318,825
2017	$15,014,730	N/A	$15,014,730

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2012, the Adviser voluntarily reimbursed $326,523 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2012, FAS waived its entire fee of $1,103,052.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2012, were as follows:

Purchases	$61,387,026
Sales	$41,444,448

Semi-Annual Shareholder Report

24

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the program was not utilized.

9. subsequent events

On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Semi-Annual Shareholder Report
25

Shareholder Expense Example (unaudited) – Federated Mortgage Core Portfolio

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1]
Actual	$1,000.00	$1,016.70	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.86	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
Semi-Annual Shareholder Report
26

Evaluation and Approval of Advisory Contract – May 2012

Federated Mortgage Strategy Portfolio (the “Fund”)

Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year period. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it: is used to impelment particular investment strategies that are offered to invesors in certain separately managed or wrap fee accounts or programs or certain other discretionary investments accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including Semi-Annual Shareholder Report

27

communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

The Fund's performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.

The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund underperformed its benchmark index for the one-year period and outperformed its benchmark index for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and performance of the Fund.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Semi-Annual Shareholder Report
28

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Semi-Annual Shareholder Report
29

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
30

Notes

31

Notes

32

Notes

33

Federated Mortgage Strategy Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31421P407

38886 (8/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

The following exhibits are filed with this report:

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 27, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date August 27, 2012